Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated December 12, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2025
On September 5, 2025, the Fund’s Board of Trustees approved the addition of Los Angeles Capital Management LLC (Los Angeles Capital) to manage a portion of the Fund’s assets, previously expected to be effective on or about December 15, 2025. The effective date for Los Angeles Capital’s appointment as a subadviser to the Fund is now expected to occur in the first quarter of 2026 (Revised Effective Date). As a result, from and after the Revised Effective Date, Los Angeles Capital will assume day-to-day management of a portion of the Fund’s portfolio and all references in the Prospectus and Summary Prospectus to Los Angeles Capital’s appointment and related changes to principal investment strategies, portfolio managers, and subadviser sleeve are hereby revised to reflect the Revised Effective Date and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second sentence in the second paragraph under the caption “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are Boston Partners Global Investors, Inc., dba Boston Partners (Boston Partners), Los Angeles Capital Management LLC (Los Angeles Capital) and Summit Partners Public Asset Management, LLC (Summit Partners).
The fourth paragraph under the heading “Performance Information” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus is hereby revised to read as follows.
The Fund’s performance prior to the Revised Effective Date, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

S000055250 [Member]
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated December 12, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2025
On September 5, 2025, the Fund’s Board of Trustees approved the addition of Los Angeles Capital Management LLC (Los Angeles Capital) to manage a portion of the Fund’s assets, previously expected to be effective on or about December 15, 2025. The effective date for Los Angeles Capital’s appointment as a subadviser to the Fund is now expected to occur in the first quarter of 2026 (Revised Effective Date). As a result, from and after the Revised Effective Date, Los Angeles Capital will assume day-to-day management of a portion of the Fund’s portfolio and all references in the Prospectus and Summary Prospectus to Los Angeles Capital’s appointment and related changes to principal investment strategies, portfolio managers, and subadviser sleeve are hereby revised to reflect the Revised Effective Date and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The second sentence in the second paragraph under the caption “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are Boston Partners Global Investors, Inc., dba Boston Partners (Boston Partners), Los Angeles Capital Management LLC (Los Angeles Capital) and Summit Partners Public Asset Management, LLC (Summit Partners).
The fourth paragraph under the heading “Performance Information” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus is hereby revised to read as follows.
The Fund’s performance prior to the Revised Effective Date, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.